Deconsolidation, Divestitures And Discontinued Operations	12 Months Ended
Dec. 31, 2012
Deconsolidation, Divestitures And Discontinued Operation [Abstract]
Deconsolidation, Divestitures And Discontinued Operations
Deconsolidation, Divestitures and Discontinued Operations
DANONE CHIQUITA FRUITS JOINT VENTURE
In May 2010, the company sold 51% of its European smoothie business to Danone S.A. ("Danone") for €15 million ($18 million) and deconsolidated it. The deconsolidation and sale resulted in the creation of Danone Chiquita Fruits SAS (the "Danone JV"), which is a joint venture intended to develop, manufacture and sell packaged fruit juices and fruit smoothies in Europe and is financed by the company and Danone in amounts proportional to their ownership interests. The gain on the deconsolidation and sale of the European smoothie business was $32 million, including a gain of $15 million related to the remeasurement of the retained investment in the European smoothie business to its fair value of $16 million on the closing date. No income tax expense resulted from the gain on the sale because sufficient foreign NOLs were in place and, when those foreign NOLs were used, the related valuation allowance was released. The fair value of the investment was a Level 3 measurement (see Note 12) based upon the consideration paid by Danone for 51% of the Danone JV, including a control discount. The Danone JV is a variable interest entity; however, the company is not the primary beneficiary and does not consolidate it. The Danone JV has obtained sales, local marketing and product supply chain management services from the company's subsidiaries; however, the power to direct the JV's most significant activities is controlled by Danone S.A. The company’s 49% investment in the joint venture is accounted for as an equity-method investment and is included in the Salads and Healthy Snacks segment. See further discussion of the Danone JV in Note 7.
SALE OF COAST CITRUS DISTRIBUTORS
In April 2010, the company sold its 49% investment in Coast Citrus Distributors, Inc. for $18 million in cash, which approximated its carrying value. Prior to the sale, the company accounted for the investment using the equity method.
DISCONTINUED OPERATIONS
In August 2008, the company sold its subsidiary, Atlanta AG. In 2012 and 2010, the company recorded a loss from discontinued operations of $2 million and $3 million, respectively, related to new information about indemnification obligations for tax liabilities prior to the sale. In addition, approximately €6 million ($7 million) was received in 2010 related to consideration from the sale which had been held in escrow to secure any potential obligations of the company under the sale agreement. In the first quarter of 2013, the company settled remaining contingent consideration related to the sale in connection with extending the ripening and services agreement with the buyer.